Commitments and Contingencies - Summary of Contractual Obligations and Commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Purchase Commitments
2021 (remaining nine months)	$ 31,496	$ 37,364
2022	0	0
2023	0
Total	31,496	37,364
Contractual Obligation, Fiscal Year Maturity [Abstract]
2021 (remaining nine months)	1,465	1,732
2022	805	706
2023	51
Total	$ 2,321	$ 2,438